Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business segment information
Operating income	$ 16,257	$ 16,017	$ 7,755
Net income, Group share	11,267	11,446	8,631
Adjustments
Business segment information
Operating income	(1,124)	(2,824)	(5,098)
Net income, Group share	(561)	(2,113)	(1,947)
Adjustments - Inventory valuation effect
Business segment information
Operating income	446	(595)	357
Net income, Group share	346	(420)	282
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(19)	48	(20)
Net income, Group share	(15)	38	(16)
Adjustments - Restructuring charges
Business segment information
Operating income	(4)	(70)	(49)
Net income, Group share	(58)	(138)	(66)
Adjustments - Asset impairment charges
Business segment information
Operating income	(920)	(1,774)	(4,662)
Net income, Group share	(465)	(1,595)	(3,884)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		(16)	2,452
Adjustments - Other items
Business segment information
Operating income	(627)	(433)	(724)
Net income, Group share	(369)	18	(715)
Exploration & Production
Business segment information
Operating income	10,542	12,502	2,290
Exploration & Production | Adjustments
Business segment information
Operating income	(866)	(906)	(3,918)
Net income, Group share	(940)	(507)	(3,243)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income		(67)	(42)
Net income, Group share	(5)	(94)	(11)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(721)	(707)	(3,799)
Net income, Group share	(530)	(651)	(3,202)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		(14)	188
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(145)	(132)	(77)
Net income, Group share	(405)	252	(218)
Integrated Gas, Renewables and Power
Business segment information
Operating income	1,184	(72)	226
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(460)	(1,246)	(1,209)
Net income, Group share	481	(982)	(1,008)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(19)	48	(20)
Net income, Group share	(15)	38	(16)
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income	(4)
Net income, Group share	(31)	(10)	(11)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(156)	(1,065)	(800)
Net income, Group share	105	(896)	(619)
Integrated Gas, Renewables and Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		(2)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(281)	(229)	(389)
Net income, Group share	422	(112)	(362)
Refining & Chemicals
Business segment information
Operating income	3,342	2,513	4,170
Refining & Chemicals | Adjustments
Business segment information
Operating income	356	(618)	114
Net income, Group share	189	(530)	2,412
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	477	(589)	344
Net income, Group share	369	(414)	295
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income		(3)	(4)
Net income, Group share	(22)	(34)	(42)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(41)	(2)	(53)
Net income, Group share	(39)	(48)	(53)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share			2,139
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(80)	(24)	(173)
Net income, Group share	(119)	(34)	73
Marketing & Services
Business segment information
Operating income	2,052	1,841	1,819
Marketing & Services | Adjustments
Business segment information
Operating income	(42)	(45)	(21)
Net income, Group share	(106)	(53)	70
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(31)	(6)	13
Net income, Group share	(23)	(6)	(13)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Operating income			(3)
Net income, Group share			(2)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income	(2)		(10)
Net income, Group share	(1)		(10)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share			125
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(9)	(39)	(21)
Net income, Group share	(82)	(47)	(30)
Corporate
Business segment information
Operating income	(863)	(767)	(750)
Corporate | Adjustments
Business segment information
Operating income	(112)	(9)	(64)
Net income, Group share	(185)	(41)	(178)
Corporate | Adjustments - Other items
Business segment information
Operating income	(112)	(9)	(64)
Net income, Group share	$ (185)	$ (41)	$ (178)